Deutsche Asset
& Wealth Management
                                                                       [DB Logo]


Summary Prospectus | June 2, 2014




DWS CROCI( (Reg. TM)) Sector Opportunities Fund






 CLASS/Ticker    A   DSOAX    C   DSOCX    INST   DSOIX    S   DSOSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated June 2, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 10) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C    INST      S
                                          ----------  ---------  ------  -----
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None     None    None
-----------------------------------------      ----     --       ------  ---
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00       None    None
-----------------------------------------    ------   ----       ------  ---
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20        None    $20
-----------------------------------------   -------   ----       ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                               A          C        INST           S
                                       ---------  ---------  ----------  ----------
Management fee                             0.90       0.90       0.90        0.90
--------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                               0.25       1.00      None        None
--------------------------------------     ----       ----      -----       -----
Other expenses(1)                          0.60       0.65       0.47        0.64
--------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES       1.75       2.55       1.37        1.54
--------------------------------------     ----       ----      -----       -----
Less expense waiver/fee reimbursement      0.40       0.45       0.27        0.34
--------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES         1.35       2.10       1.10        1.20
--------------------------------------     ----       ----      -----       -----

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Advisor has contractually agreed through June 2, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 1.35%, 2.10%, 1.10% and 1.20% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A        C    INST        S
-------  --------  -------  ------  -------
1        $ 705     $313     $112    $122
-------  -----     ----     ----    ----
3        1,058      751      407     453
-------  -----     ----     ----    ----

You would pay the following expenses if you did not redeem your shares:



YEARS           A        C    INST        S
-------  --------  -------  ------  -------
1        $ 705     $213     $112    $122
-------  -----     ----     ----    ----
3        1,058      751      407     453
-------  -----     ----     ----    ----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Since the fund has been operational for less than one year, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest in common stocks of approximately 30 companies (excluding financial companies) selected from: the STOXX Europe 200 Large Index, the S&P 500 Index and the TOPIX 100 Index with a bias towards large capitalization companies.


Portfolio management will choose investments from three of the following nine global economic sectors, each of which is comprised of two or more industries (the fund will not focus on the industries within a sector):

o  Consumer Discretionary

o  Consumer Staples

o  Energy

o  Healthcare

o  Information Technology

o  Industrials

o  Materials

o  Telecom

o  Utilities

In addition, the fund may invest without limit in stocks and other securities of companies not publicly traded in the United States.


MANAGEMENT PROCESS. Portfolio management intends to invest in stocks of companies that it believes offer "economic value," as determined by applying the Cash Return on Capital Invested (CROCI( (Reg. TM))) proprietary strategy to the three industry sectors with the lowest median economic price-earnings ratio. Portfolio management measures economic value by using the CROCI( (Reg.
TM)) Economic Price Earnings Ratio (CROCI (Reg. TM) Economic P/E Ratio) which is calculated for each of the 800 companies in the CROCI( (Reg. TM) )global company database. The CROCI (Reg. TM) Economic P/E Ratio is a proprietary measure of company valuation using the same relationships between valuation and return as an accounting P/E ratio (i.e., price/ book value divided by return on equity).


The fund is rebalanced on a quarterly basis in accordance with the strategy's rules. At each quarterly rebalancing, subject to measures taken to attempt to reduce portfolio turnover, the 10 stocks with the lowest CROCI( (Reg. TM)) Economic P/E ratio are selected from each of the three sectors with the lowest positive median CROCI( (Reg. TM)) Economic P/E ratio and equally weighted, resulting in a portfolio typically consisting of 30 holdings. The strategy also utilizes two systematic portfolio turnover control buffers to seek to reduce transaction costs that would otherwise result from portfolio turnover in the strict application of the foregoing rebalancing rule. The sector buffer limits replacement of a sector held in the portfolio to when its Economic P/E ratio exceeds thresholds, relative to other sectors, as determined by portfolio management from time to time. The Economic P/E buffer seeks to reduce turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds thresholds, relative to other securities, as determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the portfolio with tax efficiency in mind.


The CROCI( (Reg. TM) )strategy is supplied by the CROCI( (Reg. TM)) Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. To the extent the fund invests in a particular sector, the fund's performance may be proportionately affected by that sector's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


CROCI( (Reg. TM)) RISK. The fund will be managed on the premise that sectors with lower median CROCI( (Reg. TM) )Economic P/E Ratios may outperform sectors with higher CROCI( (Reg. TM)) Economic P/E Ratios over time, and that stocks with lower CROCI( (Reg. TM)) Economic P/E Ratios may outperform stocks with higher CROCI( (Reg. TM)) Economic P/E Ratios over time. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the fund.


The calculation of the CROCI( (Reg. TM)) Economic P/E Ratio is determined by the CROCI( (Reg. TM) )Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted based on assumptions made by the CROCI( (Reg. TM)) Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI( (Reg.
TM)) Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI( (Reg. TM)) strategy. The measures utilized by portfolio management to attempt to reduce portfolio turnover, market impact and transaction costs could affect performance.



                                       2
                                 DWS CROCI( (Reg. TM)) Sector Opportunities Fund


                                                 SUMMARY PROSPECTUS June 2, 2014

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


Since the fund is newly offered, performance information is not available.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

DI KUMBLE, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2014.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.



                                       3
                                 DWS CROCI( (Reg. TM)) Sector Opportunities Fund


                                                 SUMMARY PROSPECTUS June 2, 2014

Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
                                 DWS CROCI( (Reg. TM)) Sector Opportunities Fund
                                       SUMMARY PROSPECTUS June 2, 2014 DCSOF-SUM